IFRS 7 - Disclosure - Market Risk - Summary of Incremental Risk Charge by Trading Activities (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2020	Apr. 30, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Market Risk [line items]
IRC (one-year measure)	$ 156.3	$ 208.6	$ 298.5
Default risk [member]
Market Risk [line items]
IRC (one-year measure)	103.2	128.9	203.5
Migration risk [member]
Market Risk [line items]
IRC (one-year measure)	53.1	79.7	95.0
High risk [member]
Market Risk [line items]
IRC (one-year measure)	207.6
High risk [member] | Default risk [member]
Market Risk [line items]
IRC (one-year measure)	128.4
High risk [member] | Migration risk [member]
Market Risk [line items]
IRC (one-year measure)	84.7
Low risk [member]
Market Risk [line items]
IRC (one-year measure)	143.4
Low risk [member] | Default risk [member]
Market Risk [line items]
IRC (one-year measure)	94.2
Low risk [member] | Migration risk [member]
Market Risk [line items]
IRC (one-year measure)	49.0
Average risk [member]
Market Risk [line items]
IRC (one-year measure)	172.3	229.2	284.1	$ 209.4	$ 266.6
Average risk [member] | Default risk [member]
Market Risk [line items]
IRC (one-year measure)	107.9	146.9	191.1	137.1	193.3
Average risk [member] | Migration risk [member]
Market Risk [line items]
IRC (one-year measure)	$ 64.4	$ 82.3	$ 93.0	$ 72.3	$ 73.3